SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Billions	Jul. 05, 2023	Aug. 08, 2023	Feb. 07, 2023
Subsequent Event [Line Items]
Dividends payable (in dollars per share)		$ 0.32
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in dollars per share)			$ 0.32
Increase in public float	10.00%
Subsequent Event | Brookfield Reinsurance | Brookfield Asset Management Ltd
Subsequent Event [Line Items]
Decrease in ownership percentage	2.00%
Subsequent Event | American Equity Investment Life Holding Company | Brookfield Reinsurance
Subsequent Event [Line Items]
Consideration	$ 1